JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 99.1%(a)
California — 99.1%
Certificate of Participation/Lease — 0.3%
City of Livermore Series 2020B, COP, 4.00%, 10/1/2028	885	1,066

Education — 5.0%
California Educational Facilities Authority, Pomona College, Capital Appreciation Series A, Rev., Zero Coupon, 7/1/2026	2,000	1,928
California Educational Facilities Authority, Stanford University
Series T-5, Rev., 5.00%, 3/15/2023	1,500	1,593
Series U-2, Rev., 5.00%, 10/1/2032	1,500	2,100
Series T-1, Rev., 5.00%, 3/15/2039	1,500	2,197
California Infrastructure & Economic Development Bank, Academy of Motion Picture Arts & Sciences Obligated Group, Green Bond Series 2020A, Rev., 5.00%, 11/1/2030	3,390	4,528
California Statewide Communities Development Authority, San Francisco Campus for Jewish Living Project Rev., 4.00%, 11/1/2029	140	167
University of California
Series AM, Rev., 5.00%, 5/15/2028	1,500	1,669
Series 2020BE, Rev., 5.00%, 5/15/2035	2,000	2,612
Series AR, Rev., 5.00%, 5/15/2035	1,500	1,784
University of California, Limited Project Series O, Rev., 5.00%, 5/15/2034	1,500	1,872

		20,450

General Obligation — 32.3%
Allan Hancock Joint Community College District GO, 5.00%, 8/1/2030	1,250	1,396
Chaffey Joint Union High School District
Series F, GO, Zero Coupon, 2/1/2033	230	186
Series F, GO, Zero Coupon, 2/1/2034	545	425
City and County of San Francisco
Series 2020-R1, GO, 5.00%, 6/15/2029	2,000	2,544
Series 2020-R1, GO, 5.00%, 6/15/2030	2,500	3,177
City and County of San Francisco, Transportation and Road Improvement Series 2020B, GO, 2.00%, 6/15/2029	2,500	2,644
City of San Jose, Disaster Preparedness, Public Safety and Infrastructure
Series A-1, GO, 5.00%, 9/1/2036	1,500	1,907
Series 2019A-1, GO, 5.00%, 9/1/2038	2,710	3,432
Coast Community College District, Election of 2002 Series 2006B, GO, AGM, Zero Coupon, 8/1/2030	2,000	1,770
County of Los Angeles, Beverly Hills Unified School District, Election of 2008, Capital Appreciation GO, Zero Coupon, 8/1/2023	1,500	1,493
East Side Union High School District Series B, GO, NATL-RE, 5.25%, 2/1/2026	2,000	2,313
Escondido Union High School District, Election of 2008
Series A, GO, AGC, Zero Coupon, 8/1/2025	1,500	1,461
Series A, GO, AGC, Zero Coupon, 8/1/2029	1,000	899
Evergreen Elementary School District, Election of 2006 Series B, GO, AGC, Zero Coupon, 8/1/2024	1,915	1,891
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax
Series A, GO, 5.00%, 7/1/2023	2,550	2,742
Series 2021A, GO, 5.00%, 7/1/2028	1,500	1,900
Series 2019A, GO, 5.00%, 7/1/2032	1,500	1,929
Manhattan Beach Unified School District, Election of 2008 Series 2009A, GO, Zero Coupon, 9/1/2031	2,335	2,012
Marin Healthcare District, Election of 2013 Series 2017A, GO, 5.00%, 8/1/2032	965	1,180
Menlo Park City School District, Capital Appreciation
GO, Zero Coupon, 7/1/2031	500	382
GO, Zero Coupon, 7/1/2032	880	644
Mount Diablo Unified School District, Election of 2010 Series 2012E, GO, 5.00%, 8/1/2026	1,210	1,249

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Mount San Antonio Community College District, Election of 2008 Series 2013A, GO, Zero Coupon, 8/1/2023	3,205	2,110
Mountain View Los Altos Union High School District, Santa Clara County, Election of 2018 Series B, GO, 3.00%, 8/1/2031	1,000	1,155
Mountain View-Whisman School District, Election of 2020 Series A, GO, 4.00%, 9/1/2022	700	720
Murrieta Valley Unified School District GO, AGM, Zero Coupon, 9/1/2024	1,000	985
Napa Valley Community College District, Election of 2002 Series B, GO, NATL-RE, Zero Coupon, 8/1/2026	1,215	1,160
Napa Valley Unified School District, Election of 2006 Series A, GO, Zero Coupon, 8/1/2027	2,000	1,864
Newport Mesa Unified School District, Election of 2005 Series 2007, GO, NATL-RE, Zero Coupon, 8/1/2030	4,500	3,992
Palo Alto Unified School District, Election of 2008
GO, Zero Coupon, 8/1/2022	1,500	1,498
GO, Zero Coupon, 8/1/2025	1,015	995
GO, Zero Coupon, 8/1/2026	1,790	1,735
GO, Zero Coupon, 8/1/2027	2,360	2,256
San Diego Community College District, Election of 2002 GO, Zero Coupon, 8/1/2035	1,500	1,189
San Diego Unified School District, Election of 1998
Series 1998C-2, GO, AGM, 5.50%, 7/1/2024	2,010	2,278
Series F-1, GO, AGM, 5.25%, 7/1/2028	2,500	3,224
San Francisco Bay Area Rapid Transit District, Election of 2004
Series D, GO, 5.00%, 8/1/2032	2,000	2,314
Series 2019F-1, GO, 5.00%, 8/1/2035	3,000	3,904
San Jose Unified School District, Capital Appreciation, Election of 2002
Series C, GO, NATL-RE, Zero Coupon, 8/1/2025	2,000	1,954
Series C, GO, NATL-RE, Zero Coupon, 8/1/2029	1,500	1,362
Series C, GO, NATL-RE, Zero Coupon, 6/1/2031	3,035	2,642
San Juan Unified School District GO, AGM, Zero Coupon, 8/1/2024	1,750	1,728
San Mateo County Community College District, Election of 2001 Series 2005B, GO, NATL-RE, Zero Coupon, 9/1/2027	1,130	1,072
San Mateo County Community College District, Election of 2005
Series A, GO, NATL-RE, Zero Coupon, 9/1/2024	1,400	1,382
Series B, GO, NATL-RE, Zero Coupon, 9/1/2026	2,000	1,930
Series A, GO, NATL-RE, Zero Coupon, 9/1/2029	2,000	1,824
Series B, GO, NATL-RE, Zero Coupon, 9/1/2034	1,000	815
San Mateo County Community College District, Election of 2014 Series B, GO, 5.00%, 9/1/2033	1,000	1,272
San Rafael City Elementary School District, Election of 2002 Series 2004B, GO, NATL-RE, Zero Coupon, 8/1/2029	2,000	1,778
Santa Monica Community College District, Election of 2004 Series 2009C, GO, Zero Coupon, 8/1/2027	1,000	939
South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax Series C, GO, Zero Coupon, 9/1/2028	1,800	1,583
State of California, School Facilities GO, 4.00%, 9/1/2032	2,000	2,297
State of California, Various Purpose
GO, 5.00%, 8/1/2026	1,320	1,585
GO, 5.00%, 8/1/2027	2,000	2,470
GO, 5.00%, 11/1/2027	3,000	3,730
GO, 4.00%, 3/1/2029	1,000	1,211
GO, 5.00%, 11/1/2029	2,000	2,599
GO, 5.00%, 12/1/2029	2,000	2,187
GO, 5.00%, 8/1/2030	2,000	2,461
GO, 5.00%, 8/1/2031	1,500	1,704
GO, 5.00%, 10/1/2031	1,000	1,294
GO, 5.00%, 11/1/2031	1,130	1,505
GO, 5.00%, 8/1/2032	1,500	1,842
GO, 5.00%, 10/1/2032	3,000	3,378
GO, 5.00%, 8/1/2033	1,000	1,198
GO, 4.00%, 11/1/2034	1,000	1,229
GO, 5.00%, 12/1/2034	1,500	1,993
GO, 5.00%, 3/1/2035	1,000	1,302
GO, 5.00%, 4/1/2036	1,000	1,269
GO, 5.00%, 8/1/2036	2,650	3,308
GO, 5.00%, 8/1/2037	1,430	1,782
Tulare Local Health Care District
GO, 4.00%, 8/1/2024	410	446
GO, 4.00%, 8/1/2025	455	507
Upland Unified School District, Election of 2008 Series 2008A, GO, AGM, Zero Coupon, 8/1/2030	1,500	1,321

		131,854

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hospital — 5.7%
Abag Finance Authority for Nonprofit Corp., Sharp Healthcare Series 2014A, Rev., 5.00%, 8/1/2031	1,000	1,075
California Health Facilities Financing Authority, Adventist Health System
Series 2013A, Rev., 5.00%, 3/1/2026	1,400	1,481
Series 2016A, Rev., 4.00%, 3/1/2029	2,165	2,433
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Rev., 5.00%, 11/15/2030	250	293
Rev., 5.00%, 11/15/2032	400	467
Series 2016A, Rev., 5.00%, 8/15/2033	3,500	4,184
Series 2016B, Rev., 5.00%, 8/15/2035	1,500	1,790
California Health Facilities Financing Authority, Kaiser Permanente Subseries A-1-G, Rev., 5.00%, 11/1/2027	1,720	2,140
California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford
Series 2014A, Rev., 5.00%, 8/15/2027	580	650
Series 2014A, Rev., 5.00%, 8/15/2028	850	951
Series 2014A, Rev., 5.00%, 8/15/2030	655	732
Series A, Rev., 5.00%, 8/15/2030	1,000	1,191
California Health Facilities Financing Authority, St. Joseph Health System Series 2013A, Rev., 5.00%, 7/1/2028	1,000	1,074
California Health Facilities Financing Authority, Stanford Healthcare Series 2017A, Rev., 5.00%, 11/15/2034	1,200	1,486
California Health Facilities Financing Authority, Sutter Health
Series 2018A, Rev., 5.00%, 11/15/2025	500	587
Series 2017A, Rev., 5.00%, 11/15/2034	1,500	1,852
California Public Finance Authority, Henry Mayo Newhall Hospital Rev., 4.00%, 10/15/2025	145	162
Regents of the University of California Medical Center Pooled Series 2016L, Rev., 5.00%, 5/15/2027	710	842

		23,390

Housing — 0.6%
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018A, Rev., AMT, 5.00%, 12/31/2028	1,750	2,148
City of San Bernardino, Single Family Mortgage Series A, Rev., GNMA COLL, 7.50%, 5/1/2023(b)	145	154

		2,302

Industrial Development Revenue/Pollution Control Revenue — 0.7%
California Infrastructure & Economic Development Bank, Green Bond Rev., 5.00%, 10/1/2028	950	1,127
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project Series 2015B-1, Rev., AMT, 3.00%, 11/1/2025	1,500	1,629

		2,756

Other Revenue — 7.3%
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2025	350	404
Series 2020A, Rev., 5.00%, 6/1/2026	600	714
Series 2020A, Rev., 5.00%, 6/1/2031	1,110	1,441
California County Tobacco Securitization Agency, Sonoma County Securitization Corp.
Rev., 5.00%, 6/1/2025	375	433
Rev., 5.00%, 6/1/2027	275	337
California State Public Works Board, State Office Buildings Series F, Rev., 5.00%, 5/1/2030	1,000	1,145
California State Public Works Board, Various Capital Projects Series B, Rev., 5.00%, 5/1/2030	2,435	3,196
Contra Costa County Transportation Authority, Sales Tax Series A, Rev., 5.00%, 3/1/2032	2,000	2,285
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2017A-1, Rev., 5.00%, 6/1/2024	2,500	2,781

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Los Angeles County Metropolitan Transportation Authority, Measure J Junior Subordinate Sales Tax Rev., 5.00%, 6/1/2037	1,000	1,310
Los Angeles County Metropolitan Transportation Authority, Proposition C Senior Sales Tax Series 2019-B, Rev., 5.00%, 7/1/2035	2,000	2,522
Midpeninsula Regional Open Space District, Promissory Notes
Rev., 5.00%, 9/1/2030	500	578
Rev., 5.00%, 9/1/2031	270	313
Pasadena Public Financing Authority, Rose Bowl Renovation Project Series 2010A, Rev., Zero Coupon, 3/1/2030	1,000	874
Riverside Public Financing Authority, Main Library Project Series 2019A, Rev., 5.00%, 11/1/2034‡	450	565
San Diego Regional Building Authority, County Operations Center Series 2016A, Rev., 5.00%, 10/15/2033	2,370	2,743
Santa Ana Financing Authority, Police Administration and Holding Facility Lease
Series A, Rev., NATL-RE, 6.25%, 7/1/2024	478	522
Series A, Rev., NATL-RE, 6.25%, 7/1/2024(b)	475	519
Santa Clara County Financing Authority Series 2021A, Rev., 5.00%, 5/1/2031	1,500	2,025
Santa Clara County Financing Authority, County Facilities
Series A, Rev., 5.00%, 5/1/2028	1,600	2,024
Series A, Rev., 5.00%, 5/1/2029	1,625	2,106
Tobacco Securitization Authority of Northern California
Class 1, Rev., 5.00%, 6/1/2028	500	623
Class 1, Rev., 5.00%, 6/1/2029	360	458

		29,918

Prerefunded — 7.6%
Bay Area Toll Authority, Toll Bridge Series F-1, Rev., 5.00%, 4/1/2022(b)	3,030	3,079
California Health Facilities Financing Authority, Sutter Health Series 2016A, Rev., 5.00%, 11/15/2025(b)	2,650	3,123
California Infrastructure & Economic Development Bank, Infrastructure State Revolving Fund Series 2014A, Rev., 5.00%, 10/1/2023(b)	1,000	1,087
County of Santa Clara, Campbell Union High School District GO, 5.00%, 8/1/2024(b)	1,700	1,912
County of Santa Clara, Campbell Union High School District, Election of 2016 Series B, GO, 5.00%, 8/1/2026(b)	2,370	2,857
Cupertino Union School District, 2013 Crossover Series A, GO, 5.00%, 8/1/2023(b)	1,000	1,079
Los Angeles Community College District Series A, GO, 5.00%, 8/1/2024(b)	1,500	1,685
San Diego County Regional Airport Authority, Senior Airport Series B, Rev., AMT, 5.00%, 7/1/2023(b)	1,900	2,039
San Jose Unified School District
GO, 5.00%, 8/1/2023(b)	1,750	1,889
Series C, GO, 5.00%, 8/1/2024(b)	2,460	2,767
San Juan Unified School District, Election of 2002 GO, 5.00%, 8/1/2023(b)	1,000	1,079
San Mateo Union High School District, Election of 2006 Series A, GO, 5.00%, 9/1/2023(b)	2,035	2,203
Silicon Valley Clean Water, Wastewater Rev., 5.00%, 2/1/2024(b)	790	871
Sonoma County Junior College District GO, 5.00%, 8/1/2023(b)	1,000	1,079
State of California Department of Water Resources, Central Valley Project, Water System Series AW, Rev., 5.00%, 12/1/2026(b)	2,600	3,167
Ventura County Public Financing Authority Series A, Rev., 5.00%, 11/1/2022(b)	1,000	1,044

		30,960

Transportation — 15.2%
City of Long Beach Harbor
Series 2014B, Rev., 5.00%, 5/15/2024	250	279
Series 2014B, Rev., 5.00%, 5/15/2026	250	277
Series B, Rev., 5.00%, 5/15/2027	225	250
Series 2017A, Rev., AMT, 5.00%, 5/15/2028	250	303
Series A, Rev., AMT, 5.00%, 5/15/2033	500	603
Series A, Rev., 5.00%, 5/15/2036	750	953

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Los Angeles Department of Airports, International Airport Senior
Series B, Rev., AMT, 5.00%, 5/15/2027	2,000	2,439
Series 2020B, Rev., 5.00%, 5/15/2029	1,830	2,365
Series A, Rev., AMT, 5.00%, 5/15/2029	2,000	2,041
Series 2020A, Rev., 5.00%, 5/15/2030	2,000	2,612
Series 2020A, Rev., 5.00%, 5/15/2034	1,000	1,296
Series 2020A, Rev., 5.00%, 5/15/2038	1,000	1,290
City of Los Angeles Department of Airports, International Airport Subordinate
Series 2018D, Rev., AMT, 5.00%, 5/15/2024	2,000	2,215
Series A, Rev., AMT, 5.00%, 5/15/2030	1,475	1,823
Series C, Rev., 5.00%, 5/15/2031	1,250	1,435
Series 2018C, Rev., AMT, 5.00%, 5/15/2034	1,250	1,529
Foothill Eastern Transportation Corridor Agency, Senior Lien Series 1995A, Rev., Zero Coupon, 1/1/2026(b)	1,795	1,746
Los Angeles County Metropolitan Transportation Authority, Proposition C Senior Sales Tax Series 2021-A, Rev., 5.00%, 7/1/2032	2,000	2,724
Port of Los Angeles, Harbor Department Series 2014A, Rev., AMT, 5.00%, 8/1/2031	1,500	1,664
Port of Los Angeles, Harbor Department, Private Activity Series A, Rev., AMT, 5.00%, 8/1/2025	1,000	1,152
Port of Oakland, Intermediate Lien
Rev., AMT, 5.00%, 5/1/2027	1,250	1,516
Rev., AMT, 5.00%, 5/1/2028	1,000	1,240
Rev., AMT, 5.00%, 5/1/2029	1,075	1,364
Riverside County Transportation Commission, Senior Lien Series 2021B-1, Rev., 4.00%, 6/1/2037	1,250	1,504
San Bernardino County Transportation Authority Series A, Rev., 5.00%, 3/1/2029	2,000	2,024
San Diego Association of Governments, Mid-Coast Corridor Transit Project Series A, Rev., 5.00%, 11/15/2025	1,500	1,700
San Diego County Regional Airport Authority, Subordinate Airport
Series 2021B, Rev., AMT, 5.00%, 7/1/2031	2,000	2,626
Series 2021B, Rev., AMT, 5.00%, 7/1/2033	2,000	2,610
Series B, Rev., AMT, 5.00%, 7/1/2034	755	908
Series A, Rev., 5.00%, 7/1/2035	1,000	1,208
San Francisco City and County Airport Commission, San Francisco International Airport
Series 2017D, Rev., AMT, 5.00%, 5/1/2025	2,000	2,293
Series 2018G, Rev., AMT, 5.00%, 5/1/2027	1,200	1,456
Series H, Rev., AMT, 5.00%, 5/1/2027	1,400	1,698
Series 2012A, Rev., AMT, 5.00%, 5/1/2029	2,000	2,038
Series 2021A, Rev., AMT, 5.00%, 5/1/2031	2,500	3,284
Series 2019A, Rev., AMT, 5.00%, 5/1/2034	2,000	2,495
Series 2019A, Rev., AMT, 5.00%, 5/1/2035	1,000	1,245
San Francisco City and County Airport Commission, San Francisco International Airport, Special Facilities, SFO Fuel Co. LLC Series 2019A, Rev., AMT, 5.00%, 1/1/2025	1,790	2,029

		62,234

Utility — 6.8%
California Community Choice Financing Authority, Clean Energy Project Series 2021B-1, Rev., 4.00%, 8/1/2031(c)	2,070	2,507
City of San Francisco, Public Utilities Commission Water Series D, Rev., 5.00%, 11/1/2034	2,710	3,335
Los Angeles Department of Water and Power, Power System
Series 2013A, Rev., 5.00%, 7/1/2027	2,165	2,276
Series C, Rev., 5.00%, 7/1/2027	1,500	1,676
Series 2020A, Rev., 5.00%, 7/1/2029	2,000	2,589
Series D, Rev., 5.00%, 7/1/2032	2,480	3,119
Series 2019A, Rev., 5.00%, 7/1/2036	1,825	2,312

Series C, Rev., 5.00%, 7/1/2036	2,715	3,490
Series C, Rev., 5.00%, 7/1/2037	2,500	3,207

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Santa Paula Utility Authority Rev., AGM, 5.00%, 2/1/2028	1,620	1,996
Southern California Public Power Authority, Apex Power Project Series 2014A, Rev., 5.00%, 7/1/2030	1,000	1,112

		27,619

Water & Sewer — 17.6%
City of Bakersfield, Wastewater Series 2015A, Rev., 5.00%, 9/15/2031	2,000	2,323
City of Glendale Rev., 3.00%, 2/1/2027	1,725	1,933
City of Los Angeles, Wastewater System Series B, Rev., 5.00%, 6/1/2033	1,500	1,729
City of Los Angeles, Wastewater System, Green Bonds
Series A, Rev., 5.00%, 6/1/2028	1,825	2,108
Series A, Rev., 5.00%, 6/1/2034	1,000	1,252
Series 2018A, Rev., 5.00%, 6/1/2035	1,500	1,875
City of Santa Rosa, Wastewater Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	1,500	1,488
East Bay Municipal Utility District, Wastewater System Series A-2, Rev., 5.00%, 6/1/2038	1,580	2,229
East Bay Municipal Utility District, Water System Series 2019A, Rev., 5.00%, 6/1/2038	1,595	2,050
Eastern Municipal Water District Financing Authority, Water and Wastewater System
Series 2020A, Rev., 5.00%, 7/1/2032	1,050	1,392
Series 2016B, Rev., 5.00%, 7/1/2033	3,000	3,553
Series 2020A, Rev., 5.00%, 7/1/2034	1,250	1,654
Series 2020A, Rev., 5.00%, 7/1/2036	1,850	2,441
Los Angeles Department of Water and Power, Water System Series 2020C, Rev., 5.00%, 7/1/2037	1,000	1,311
Marin Water District Financing Authority, Subordinate Lien Series 2012A, Rev., 5.00%, 7/1/2028	1,185	1,218
Metropolitan Water District of Southern California, Waterworks
Series 2012F, Rev., 5.00%, 7/1/2028	2,000	2,056
Series A, Rev., 5.00%, 10/1/2029	1,500	1,524
Series 2019A, Rev., 5.00%, 7/1/2038	2,500	3,171
Novato Sanitary District, Wastewater Rev., 5.00%, 2/1/2026	1,530	1,818
San Diego County Water Authority
Series 2021A, Rev., 5.00%, 5/1/2031	1,530	2,080
Series 2021B, Rev., 4.00%, 5/1/2033	2,000	2,499
Series 2021B, Rev., 4.00%, 5/1/2034	1,970	2,446
Santa Clara Valley Water District, Water System Series 2016A, Rev., 5.00%, 6/1/2030	1,600	1,877
Silicon Valley Clean Water, Wastewater Series A, Rev., 3.00%, 3/1/2024	2,000	2,092
Southern California Water Replenishment District
Rev., 5.00%, 8/1/2030	1,050	1,215
Rev., 5.00%, 8/1/2031	1,420	1,642
Rev., 5.00%, 8/1/2032	2,410	2,785
State of California Department of Water Resources, Central Valley Project, Water System
Series 2019BA, Rev., 5.00%, 12/1/2024	1,500	1,707
Series 2019BA, Rev., 5.00%, 12/1/2026	1,500	1,827
Series 2019BA, Rev., 5.00%, 12/1/2033	1,500	1,940
State of California Department of Water Resources, Central Valley Project, Water System, Tax-Exempt
Series BB, Rev., 5.00%, 12/1/2026	7,000	8,526
Series BB, Rev., 5.00%, 12/1/2028	3,000	3,856
Western Municipal Water District Facilities Authority, Tax-Exempt Series 2020A, Rev., 5.00%, 10/1/2029	325	426

		72,043

Total California		404,592

TOTAL MUNICIPAL BONDS (Cost $386,519)		404,592

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 1.4%
INVESTMENT COMPANIES — 1.4%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.05%(d)(e)(Cost $5,606)	5,606	5,608

Total Investments — 100.5% (Cost $392,125)		410,200
Liabilities in Excess of Other Assets — (0.5)%		(1,932)

Net Assets — 100.0%		408,268

Percentages indicated are based on net assets.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of November 30, 2021.
‡	Value determined using significant unobservable inputs.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds
California
Certificate of Participation/Lease	$—	$1,066	$—	$1,066
Education	—	20,450	—	20,450
General Obligation	—	131,854	—	131,854
Hospital	—	23,390	—	23,390
Housing	—	2,302	—	2,302
Industrial Development Revenue/Pollution Control Revenue	—	2,756	—	2,756
Other Revenue	—	29,353	565	29,918
Prerefunded	—	30,960	—	30,960
Transportation	—	62,234	—	62,234
Utility	—	27,619	—	27,619
Water & Sewer	—	72,043	—	72,043

Total California	—	404,027	565	404,592

Total Municipal Bonds	—	404,027	565	404,592

Short-Term Investments
Investment Companies	5,608	—	—	5,608

Total Investments in Securities	$5,608	$404,027	$565	$410,200

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.05%(a)(b)	$18,709	$76,002	$89,102	$3	$(4)	$5,608	5,606	$3	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.